RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Tables)	6 Months Ended
Jun. 30, 2024
Right-of-use Rou Assets And Lease Payable
SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES

The Group recognized operating lease ROU assets and lease liabilities as follows:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Operating lease ROU asset, net	1,843	1,808

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Operating lease liabilities
Current portion	300	302
Non-current portion	1,283	1,127
Total	1,583	1,429

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES	As of June 30, 2024, future minimum lease payments under the non-cancelable operating leases are as follows:
Future payment	SGD’000
2025	307
2026	235
2027	183
2028	52
2029	29
Thereafter	623
1,429

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE	The following summarizes other supplemental information about the Company’s operating lease as of June 30, 2024:
Weighted average discount rate	4.45%
Weighted average remaining lease term (years)	11.5